STOCK BASED COMPENSATION (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock-based compensation
Stock-based compensation costs before income taxes	$ 76,000	$ 221,000	$ 287,000	$ 677,000	$ 882,000	$ 1,746,000	$ 810,000
Income (loss) from discontinued operations, net of tax
Stock-based compensation
Stock-based compensation costs before income taxes	1,000	11,000	36,000	32,000	42,000	51,000	55,000
Research and development
Stock-based compensation
Stock-based compensation costs before income taxes	16,000	39,000	49,000	130,000	171,000	351,000	271,000
General and administrative
Stock-based compensation
Stock-based compensation costs before income taxes	$ 59,000	$ 171,000	$ 202,000	$ 515,000